Capital Stock and Changes in Capital Accounts - Equity Incentive Plan (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Apr. 15, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 23, 2022
Capital Stock and Changes in Capital Accounts
Compensation cost on restricted stock			$ 568
Executive management and non-executive directors
Capital Stock and Changes in Capital Accounts
Number of shares granted	1,982
2021 Equity Incentive Plan
Capital Stock and Changes in Capital Accounts
Service period	2 years
Total unrecognized compensation cost relating to restricted shares awards			1,022
2021 Equity Incentive Plan | General and administrative expenses
Capital Stock and Changes in Capital Accounts
Compensation cost on restricted stock		$ 0	$ 568
Series C Preferred Stock | Executive management and non-executive directors
Capital Stock and Changes in Capital Accounts
Number of shares granted	1,982
Fair value, options	$ 1,590
Series C Preferred Stock | 2021 Equity Incentive Plan
Capital Stock and Changes in Capital Accounts
Number of shares authorized				10,000
Number of shares granted			1,982
Stock remained reserved for issuance			10,000
Series C Preferred Stock | 2021 Equity Incentive Plan | Executive management and non-executive directors
Capital Stock and Changes in Capital Accounts
Number of shares granted	1,982
Fair value, options	$ 1,590
Restricted shares | 2021 Equity Incentive Plan
Capital Stock and Changes in Capital Accounts
Compensation cost expected to be recognized			1 year 3 months 14 days